FRANKLIN TEMPLETON INVESTMENTS
                              ONE FRANKLIN PARKWAY
                            SAN MATEO, CA 94403-1906




May 2, 2007


Filed Via EDGAR (CIK #0000825063)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:  FRANKLIN MUTUAL SERIES FUND INC.
           File Nos. 033-18516 and 811-05387

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 27, 2007.

Sincerely yours,

FRANKLIN MUTUAL SERIES FUND INC.


/s/ David P. Goss
David P. Goss
Senior Associate General Counsel


DPG/ac